CONDENSED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		32 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss from operations	$ (486,673)	$ (200,284)	$ (865,818)
Reconciliation of net loss to net cash used in operating activities:
Amortization of debt discount	46,865	9,834	56,699
Expenses paid via issuance of common stock			6
Amortization of website development costs	171,548	4,632	176,180
Expenses paid by shareholder	4,650		4,650
Expenses paid directly via lines of credit - related parties	66,507	129,832	210,256
Changes in operating assets and liabilities:
(Decrease) Increase in accrued expenses payable	(19,155)	(62,369)	7,845
Increase (Decrease) in website development costs	(10,700)		(10,700)
Increase (Decrease) in trademarks	(8,157)		(8,157)
Net cash used in operating activities	(235,115)	(118,355)	(410,182)
Cash flows from investing activities:
Cash flows from financing activities:
Proceeds from line of credit - related parties			69,500
Proceeds from notes payable	185,000	440,000	625,000
Proceeds from issuance of common stock	37	73	547
Cash payments on line of credit - related parties	(24,763)	(260,099)	(284,865)
Net cash provided by financing activities	160,274	179,974	410,182
Net (decrease) increase in cash	(74,841)	61,619
Cash, beginning of year	74,841	13,222
Cash, end of year		74,841
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Capital expenditures funded by lines of credit	152,868	374,855	505,014
Contribution and cancellation of common stock	$ 67		$ 67